Accumulated Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
NOTE 18 — ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

The following table details the components of Accumulated Other Comprehensive (Loss) Income (“AOCI”):

Components of Accumulated Other Comprehensive (Loss) Income

dollars in millions	December 31, 2023			December 31, 2022
	Pretax	Income Taxes	Net of Income Taxes	Pretax	Income Taxes	Net of Income Taxes
Unrealized loss on securities available for sale	$(752)	$175	$(577)	$(972)	$233	$(739)
Unrealized loss on securities available for sale transferred to held to maturity	(7)	2	(5)	(8)	2	(6)
Defined benefit pension items	122	(31)	91	13	(3)	10
Total accumulated other comprehensive loss	$(637)	$146	$(491)	$(967)	$232	$(735)

The following table details the changes in the components of AOCI, net of income taxes:

Changes in Accumulated Other Comprehensive (Loss) Income by Component

dollars in millions	Unrealized (loss) gain on securities available for sale	Unrealized (loss) gain on securities available for sale transferred to held to maturity	Net change in defined benefit pension items	Total accumulated other comprehensive (loss) income
Balance as of December 31, 2022	$(739)	$(6)	$10	$(735)
AOCI activity before reclassifications	143	—	81	224
Amounts reclassified from AOCI to earnings	19	1	—	20
Other comprehensive (loss) income for the period	162	1	81	244
Balance as of December 31, 2023	$(577)	$(5)	$91	$(491)

Balance as of December 31, 2021	$(9)	$(7)	$26	$10
AOCI activity before reclassifications	(730)	—	(25)	(755)
Amounts reclassified from AOCI to earnings	—	1	9	10
Other comprehensive (loss) income for the period	(730)	1	(16)	(745)
Balance as of December 31, 2022	$(739)	$(6)	$10	$(735)
Other Comprehensive Income
The amounts included in the Condensed Consolidated Statements of Comprehensive Income are net of income taxes. The following table presents the pretax and after tax components of other comprehensive income:

Other Comprehensive Income (Loss) by Component

dollars in millions	Year Ended December 31,
	2023			2022
	Pretax	Income Taxes	Net of Income Taxes	Pretax	Income Taxes	Net of Income Taxes	Income Statement Line Items
Unrealized gain (loss) on securities available for sale:
AOCI activity before reclassifications	$194	$(51)	$143	$(960)	$230	$(730)
Amounts reclassified from AOCI to earnings	26	(7)	19	—	—	—	$26 million realized loss on sales of investment securities available for sale
Other comprehensive income (loss) on securities available for sale	$220	$(58)	$162	$(960)	$230	$(730)

Unrealized loss on securities available for sale transferred to held to maturity:
AOCI activity before reclassifications	$—	$—	$—	$—	$—	$—
Amounts reclassified from AOCI to earnings	1	—	1	1	—	1	Interest on investment securities
Other comprehensive income on securities available for sale transferred to held to maturity	$1	$—	$1	$1	$—	$1

Defined benefit pension items:
Actuarial gain (loss)	$109	$(28)	$81	$(33)	$8	$(25)
Amounts reclassified from AOCI to earnings	—	—	—	12	(3)	9	Other noninterest expense
Other comprehensive income (loss) for defined benefit pension items	$109	$(28)	$81	$(21)	$5	$(16)
Total other comprehensive income (loss)	$330	$(86)	$244	$(980)	$235	$(745)